Segment Results	6 Months Ended
Jun. 30, 2013
Segment Results [Abstract]
Segment Results

14. Segment Results

The financial performance of the Company is also monitored by an internal funds transfer pricing profitability measurement system which produces line of business results and key performance measures. The Company's major business units include retail banking, commercial lending, trust, and investment/parent. The reported results reflect the underlying economics of the business segments. Expenses for centrally provided services are allocated based upon the cost and estimated usage of those services. The businesses are match-funded and interest rate risk is centrally managed and accounted for within the investment/parent business segment. The key performance measure the Company focuses on for each business segment is net income contribution.

Retail banking includes the deposit-gathering branch franchise and lending to both individuals and small businesses. Lending activities include residential mortgage loans, direct consumer loans, and small business commercial loans. Commercial banking to businesses includes commercial loans, and commercial real-estate loans. The trust segment contains our wealth management businesses which include the Trust Company, West Chester Capital Advisors, our registered investment advisory firm and financial services. Wealth management includes personal trust products and services such as personal portfolio investment management, estate planning and administration, custodial services and pre-need trusts. Also, institutional trust products and services such as 401(k) plans, defined benefit and defined contribution employee benefit plans, and individual retirement accounts are included in this segment. Financial services include the sale of mutual funds, annuities, and insurance products. The wealth management businesses also includes the union collective investment funds, namely the ERECT and BUILD funds which are designed to use union pension dollars in construction projects that utilize union labor. The investment/parent includes the net results of investment securities and borrowing activities, general corporate expenses not allocated to the business segments, interest expense on guaranteed junior subordinated deferrable interest debentures, and centralized interest rate risk management. Inter-segment revenues were not material.

The contribution of the major business segments to the Consolidated Results of Operations for the three and six months ended June 30, 2013 and 2012 were as follows (in thousands):

	Three months ended June 30, 2013		Six months ended June 30, 2013		June 30, 2013
	Total revenue	Net income (loss)	Total revenue	Net income (loss)	Total assets
Retail banking	$6,761	$787	$13,510	$1,610	$334,239
Commercial banking	3,981	1,008	7,868	2,053	520,104
Trust	2,183	330	4,168	506	4,520
Investment/Parent	(829)	(1,055)	(1,592)	(2,043)	166,221
Total	$12,096	$1,070	$23,954	$2,126	$1,025,084

	Three months ended June 30, 2012		Six months ended June 30, 2012		June 30, 2012
	Total revenue	Net income (loss)	Total revenue	Net income (loss)	Total assets
Retail banking	$6,697	$786	$13,400	$1,627	$336,726
Commercial banking	3,650	1,301	7,244	2,547	464,209
Trust	1,975	246	3,952	498	4,376
Investment/Parent	(668)	(901)	(1,210)	(1,675)	191,791
Total	$11,654	$1,432	$23,386	$2,997	$997,102